Other Components Of Equity - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ 153,279	₩ (103,843)
Changes in unrealized fair value of equity investments	(145,051)	260,603
Reclassification upon disposal	11,838	0
Others	0	(3,481)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ 20,066	₩ 153,279